Satellites, Property and other Equipment	12 Months Ended
Dec. 31, 2021
Disclosure of property, plant and equipment [text block] [Abstract]
SATELLITES, PROPERTY AND OTHER EQUIPMENT

16. SATELLITES, PROPERTY AND OTHER EQUIPMENT

	Satellites	Antennas, satellite control & communication equipment	Building, equipment & other	Right-of-use assets(1)	Assets under construction	Total
Cost as at January 1, 2020	$3,553,115	$163,667	$90,571	$29,141	$11,175	$3,847,669
Additions	—	300	1,335	6,813	87,444	95,892
Disposals/retirements	(93,755)	(2,921)	(364)	—	—	(97,040)
Transfers from assets under construction	—	3,844	619	—	(4,463)	—
Impact of foreign exchange	(16,028)	(836)	(423)	(438)	(4,402)	(22,127)
Cost as at December 31, 2020	3,443,332	164,054	91,738	35,516	89,754	3,824,394
Additions	—	261	631	10,074	313,909	324,875
Disposals/retirements	(59,500)	(2,812)	(4,949)	(2,760)	—	(70,021)
Transfers from assets under construction	—	5,948	3,913	—	(9,861)	—
Reclassifications(2)	—	4,276	(5,047)	771	(1,493)	(1,493)
Impact of foreign exchange	(5,322)	58	(551)	(221)	318	(5,718)
Cost as at December 31, 2021	$3,378,510	$171,785	$85,735	$43,380	$392,627	$4,072,037
Accumulated depreciation and impairment as at January 1, 2020	$(2,218,821)	$(113,249)	$(54,299)	$(2,367)	$—	$(2,388,736)
Depreciation	(200,041)	(8,678)	(4,966)	(3,200)	—	(216,885)
Disposals/retirements	93,755	2,702	305	—	—	96,762
Impact of foreign exchange	2,178	404	301	108	—	2,991
Accumulated depreciation and impairment as at December 31, 2020	(2,322,929)	(118,821)	(58,659)	(5,459)	—	(2,505,868)
Depreciation	(182,848)	(10,121)	(7,817)	(2,986)	—	(203,772)
Disposals/retirements	59,500	2,627	4,231	1,420	—	67,778
Reclassifications	—	(3,667)	4,438	(771)	—	—
Impact of foreign exchange	910	118	118	454	—	1,600
Accumulated depreciation and impairment as at December 31, 2021	$(2,445,367)	$(129,864)	$(57,689)	$(7,342)	$—	$(2,640,262)
Net carrying values
As at December 31, 2020	$1,120,403	$45,233	$33,079	$30,057	$89,754	$1,318,526
As at December 31, 2021	$933,143	$41,921	$28,046	$36,038	$392,627	$1,431,775

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(1)      Right-of-use assets consisted primarily of property leases.

(2)      Software of $1,493 was transferred to intangible assets.

Substantially all of the Company’s satellites, property and other equipment have been pledged as security as a requirement of the Company’s Senior Secured Credit Facilities, Senior Secured Notes and 2026 Senior Secured Notes as at December 31, 2021 (Note 24).

Borrowing costs

For the year ended December 31, 2021 and 2020 there were no borrowing costs capitalized.

Impairment

No impairment was recognized for the years ended December 31, 2021 and 2020.

Joint arrangements

Telesat International Limited (“TIL”) and APT entered into agreements relating to the Telstar 18 VANTAGE satellite, which are accounted for as a joint operation, whereby TIL’s interest is 42.5%. Telesat (IOM) Limited (“TIOM”) and Viasat Inc. entered into agreements relating to the ViaSat-1 satellite, which are accounted for as a joint operation, whereby TIOM owns the Canadian payload on the ViaSat-1 satellite.